UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2007

Check here if Amendment [   ]             Amendment Number:    1
     This Amendment (Check only one):          [ x ] is a restatement.
                                               [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Cheyne Capital Management (UK) LLP
Address:     Stornoway House, 13 Cleveland Row, London SW1A 1DH

Form 13F File Number    028-12483

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Simon James

Title:        Compliance Officer

Phone:        +44 (0)20 7031 7560

Signature, Place, and Date of Signing:

         /s/ Simon James            London, England           29 May 2007
         ---------------            ---------------           -----------
           [Signature]              [City, State]               [Date]


Report Type:            (Check only one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       117

Form 13F Information Table Value Total:       978,702
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number                  Name

1       28-11917                              Cheyne Capital Management Limited

                       Cheyne Capital Management (UK) LLP

                           Form 13F Information Table


Name                           Title Of            CUSIP       Value    SHRS or    SH/  Put/  Investment  Other    Voting Authority
                               Class                           x$1000  PRN amount  PRN  Call  Discretion  Managers Sole     Shared
-----------------------------  --------            ---------   ------  ----------  ---  ----  ----------  -------- ----     ------
ACERGY SA                       SPONSORED ADR       00443E104    1320      62000   SH            SOLE                62000
ADVANCED ANALOGIC
 TECHNOLOGI                     COM                 00752J108     593      90103   SH            SOLE                90103
American Intl Group Inc         COM                 026874107    4033      60000   SH            SOLE                60000
Alcatel-Lucent                  SPONSORED ADR       013904305     591      50000   SH            SOLE                50000
TD Ameritrade Holding Corp      COM                 87236Y108     446      30000   SH            SOLE                30000
Analog Devices Inc              COM                 032654105    1035      30000   SH            SOLE                30000
Liberty Media Corp New          DEB 0.750% 3/3      530718AF2    3940    3364000   PRN           SOLE              3364000
Apple Inc                       COM                 037833100     650       7000   SH            SOLE                 7000
ArvinMeritor Inc                COM                 043353101    2154     118000   SH            SOLE               118000
Autodesk Inc                    COM                 052769106     594      15800   SH            SOLE                15800
Bed Bath & Beyond Inc           COM                 075896100    5041     125500   SH            SOLE               125500
BIGBAND NETWORKS INC            COM                 089750509     720      40000   SH            SOLE                40000
Blockbuster Inc                 CL A                093679108      97      15000   SH            SOLE                15000
Boston Scientific Corp          COM                 101137107     364      25000   SH            SOLE                25000
Broadcom Corp                   CL A                111320107    2245      70000   SH            SOLE                70000
Burlington Northn Santa Fe C    COM                 12189T104    4987      62000   SH            SOLE                62000
Capstone Turbine Corp           COM                 14067D102     798     752417   SH            SOLE               752417
Carnival Corp                   DBCV 1.132% 4/2     143658AV4   19663   28100000   PRN           SOLE             28100000
Chesapeake Energy Corp          NOTE 2.750% 11/1    165167BW6      14      13000   PRN           SOLE                13000
Ciena Corp                      NOTE 3.750% 2/0     171779AA9     986    1000000   PRN           SOLE              1000000
Cisco Sys Inc                   COM                 17275R102     646      25300   SH            SOLE                25300
Citigroup Inc                   COM                 172967101    2054      40000   SH            SOLE                40000
COGENT INC                      COM                 19239Y108     807      60000   SH            SOLE                60000
Corning Inc                     COM                 219350105     471      20700   SH            SOLE                20700
Covad Communications Group      COM                 222814204      36      28665   SH            SOLE                28665
Csx Corp                        COM                 126408103    5006     125000   SH            SOLE               125000


Name                           Title Of            CUSIP       Value   SHRS or     SH/  Put/  Investment  Other    Voting Authority
                               Class                           x$1000  PRN amount  PRN  Call  Discretion  Managers Sole     Shared
-----------------------------  --------            ---------   ------  ----------  ---  ----  ----------  -------- ----     ------
DIGITAL RLTY TR INC             COM                 253868103     658      16500   SH            SOLE                16500
Digital River Inc               COM                 25388B104    2216      40100   SH            SOLE                40100
Durect Corp                     NOTE 6.250% 6/1     266605AB0    3132    2176000   PRN           SOLE              2176000
Dynavax Technologies Corp       COM                 268158102      54      10000   SH            SOLE                10000
EAGLE TEST SYSTEMS INC          COM                 270006109     734      44117   SH            SOLE                44117
EFunds Corp                     COM                 28224R101    5015     188100   SH            SOLE               188100
Electronic Data Sys New         NOTE 10/1           285661AB0     310     390000   PRN           SOLE               390000
Encore Wire Corp                COM                 292562105     760      30000   SH            SOLE                30000
Lauder Estee Cos Inc            CL A                518439104     220       4500   SH            SOLE                 4500
Fairchild Semiconductor Intl    NOTE 5.000% 11/1    303727AJ0    2016    2000000   PRN           SOLE              2000000
Flextronics Intl Ltd            NOTE 1.000% 8/0
                                ADDED               33938EAL1   13485   14005000   PRN           SOLE             14005000
Florida Rock Industries Inc     COM                 341140101    9616     142900   SH            SOLE               142900
Ford Motor Co Del               NOTE 4.250% 12/1    345370CF5    2793    2500000   PRN           SOLE              2500000
Ford Motor Cap Tr II            PFD TR CV6.5%       345395206     717      20000   PRN           SOLE                20000
Ford Motor Co Del               COM PAR $0.01       345370860    1184     150000   SH            SOLE               150000
Freeport-Mcmoran Copper & Go    CL B                35671D857    2317      35000   SH            SOLE                35000
FTI Consulting Inc              COM                 302941109     235       7000   SH            SOLE                 7000
GAMMON LAKE RES INC             COM                 364915108   42630    2100000   SH            SOLE              2100000
Genentech Inc                   COM NEW             368710406    6570      80000   SH            SOLE                80000
Genesis Lease Ltd               ADR                 37183T107     872      33334   SH            SOLE                33334
GILDAN ACTIVEWEAR INC           COM                 375916103     706      12000   SH            SOLE                12000
Globalsantafe Corp              SHS                 G3930E101    9252     150000   SH            SOLE               150000
Harland John H. Co              COM                 412693103   33325     650500   SH            SOLE               650500
Ims Health Inc                  COM                 449934108     742      25000   SH            SOLE                25000
Intel Corp                      COM                 458140100    3903     204000   SH            SOLE               204000
IPC HLDGS LTD                   ORD                 G4933P101    2020      70000   SH            SOLE                70000
Itron Inc                       COM                 465741106    3575      54960   SH            SOLE                54960
Ivax Corp REG'D                 NOTE 4.500% 5/1     465823AG7   16629   16313000   PRN           SOLE             16313000
Johnson & Johnson               COM                 478160104    1808      30000   SH            SOLE                30000
KBR INC                         COM                 48242W106     936      46000   SH            SOLE                46000
LAIDLAW INTERNATIONAL Inc       COM                 50730R102    1156      33400   SH            SOLE                33400


Name                           Title Of            CUSIP       Value   SHRS or     SH/  Put/  Investment  Other    Voting Authority
                               Class                           x$1000  PRN amount  PRN  Call  Discretion  Managers Sole     Shared
-----------------------------  --------            ---------   ------  ----------  ---  ----  ----------  -------- ----     ------
Lam Research Corp               COM                 512807108     473      10000   SH            SOLE                10000
Lockheed Martin Corp            DBCV 8/1            539830AP4    6931    5000000   PRN           SOLE              5000000
MDC Holdings Inc                COM                 552676108    1202      25000   SH            SOLE                25000
Motorola Inc                    COM                 620076109     530      30000   SH            SOLE                30000
NATIONAL CINEMEDIA INC          COM                 635309107     908      34000   SH            SOLE                34000
National Semiconductor Corp     COM                 637640103     485      20100   SH            SOLE                20100
Navisite Inc                    COM NEW             63935M208     617     102700   SH            SOLE               102700
Noble Corporation               SHS                 G65422100    9835     125000   SH            SOLE               125000
Norfolk Southern Corp           COM                 655844108    4959      98000   SH            SOLE                98000
North American Ins Leaders Inc  UNIT 03/21/2010     65687M203    2484     312500   SH            SOLE               312500
North American Ins Leaders Inc  W EXP 03/21/201     65687M112     108     212500   SH            SOLE               212500
North American Ins Leaders Inc  COM                 65687M104    1602     212500   SH            SOLE               212500
NOVELIS INC                     COM                 67000X106   29227     662600   SH            SOLE               662600
Nrg Energy Inc                  COM NEW             629377508     360       5000   SH            SOLE                 5000
O Charleys Inc                  COM                 670823103     976      50600   SH            SOLE                50600
OLYMPIC STEEL INC               COM                 68162K106    1550      50000   SH            SOLE                50000
Omnicom Group Inc               NOTE 7/3            681919AM8    6298    6100000   PRN           SOLE              6100000
Progressive Corp Ohio           COM                 743315103     546      25000   SH            SOLE                25000
Prudential Finl Inc             FRNT 11/1 ADDED     744320AC6   15497   15000000   PRN           SOLE             15000000
QIMONDA AG                      SPONSORED ADR       746904101     645      44900   SH            SOLE                44900
Qualcomm Inc                    COM                 747525103    6736     157900   SH            SOLE               157900
QWEST COMMUNICATIONS
 INTl In                        NOTE 3.500% 11/1    749121BY4   77517   46750000   PRN           SOLE             46750000
Realogy Corp                    COM                 75605E100   25500     850000   SH            SOLE               850000
RECKSON Oper Partnership LP     DEB 4.000% 6/1      75621LAJ3   12382   10400000   PRN           SOLE             10400000
RINKER GROUP LTD                SPONSORED ADR       76687M101     764      10500   SH            SOLE                10500
Rowan Cos Inc                   COM                 779382100    4059     125000   SH            SOLE               125000
Sanderson Farms Inc             COM                 800013104     371      10000   SH            SOLE                10000
Sandisk Corp                    NOTE 1.000% 5/1     80004CAC5   12552   14325000   PRN           SOLE             14325000
Solectron Corp                  NOTE 11/2           834182AL1      58     100000   PRN           SOLE               100000
Sovereign Bancorp Inc           COM                 845905108   37397    1470000   SH            SOLE              1470000
SPANSION INC                    COM CL A            84649R101     274      22500   SH            SOLE                22500
SPIRIT AEROSYSTEMS HLDGS
 INC                            COM CL A            848574109    1274      40000   SH            SOLE                40000


Name                           Title Of            CUSIP       Value   SHRS or     SH/  Put/  Investment  Other    Voting Authority
                               Class                           x$1000  PRN amount  PRN  Call  Discretion  Managers Sole     Shared
-----------------------------  --------            ---------   ------  ----------  ---  ----  ----------  -------- ----     ------
Sun Microsystems Inc            COM                 866810104    1503     250000   SH            SOLE               250000
Sunpower Corp.                  DBCV 1.250% 2/1
                                ADDED               867652AA7    2099    2000000   PRN           SOLE              2000000
Symmetricom Inc                 NOTE 3.250% 6/1     871543AB0    3650    3675000   PRN           SOLE              3675000
Symmetricom Inc                 COM                 871543104    2102     253200   SH            SOLE               253200
Tanox Inc                       COM                 87588Q109   45107    2404400   SH            SOLE              2404400
Tellabs Inc                     COM                 879664100    1752     177000   SH            SOLE               177000
Tenneco Inc                     COM                 880349105     255      10000   SH            SOLE                10000
TITAN INTL INC ILL              COM                 88830M102   27230    1075000   SH            SOLE              1075000
Toll Brothers Inc               COM                 889478103     685      25000   SH            SOLE                25000
TRANSMERIDIAN EXPL INC          COM                 89376N108    2860    1000000   SH            SOLE              1000000
Transocean Inc                  ORD                 G90078109   57617     705230   SH            SOLE               705230
TRIDENT MICROSYSTEMS INC        COM                 895919108    2508     125000   SH            SOLE               125000
Trinity Inds Inc                COM                 896522109    1467      35000   SH            SOLE                35000
TRONOX INC                      COM CL B            897051207    7040     503600   SH            SOLE               503600
Txu Corp                        COM                 873168108   54485     850000   SH            SOLE               850000
Proshares Tr                    ULTRASHT SP500      74347R883    3047      52230   SH            SOLE                52230
Union Pac Corp                  COM                 907818108    4976      49000   SH            SOLE                49000
Paetec Holding Corp             COM ADDED           695459107     157      15000   SH            SOLE                15000
Valero Energy Corp New          COM                 91913Y100    6449     100000   SH            SOLE               100000
Vertex Pharmaceuticals Inc      NOTE 5.000% 9/1     92532FAD2    1005    1000000   PRN           SOLE              1000000
Vornado Realty LP               DEB 3.875% 4/1      929043AC1   29475   21050000   PRN           SOLE             21050000
Disney Walt Co                  NOTE 2.125% 4/1     254687AU0    6604    5420000   PRN           SOLE              5420000
Watson Pharmaceuticals Inc      DBCV 1.750% 3/1     942683AC7    2802    3000000   PRN           SOLE              3000000
Whirlpool Corp                  COM                 963320106    2123      25000   SH            SOLE                25000
WITNESS SYS INC                 COM                 977424100   45815    1700000   SH            SOLE              1700000
Domtar Corp                     COM                 257559104   64937    6975000   SH            SOLE              6975000
Herbalife Ltd                   COM USD SHS         G4412G101   48988    1250000   SH            SOLE              1250000
Laureate Education Inc          COM                 518613104   58970    1000000   SH            SOLE              1000000